SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

16.   SUBSEQUENT EVENTS

  On October 23, 2013, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.22 per common share, payable on December 16, 2013 to holders of record of the common shares of the Company on December 2, 2013.